Stock-based Compensation Plans	12 Months Ended
Jan. 31, 2022
Notes to Financial Statements
Stock-Based Compensation Plans

Note 17 – Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our consolidated statement of operations was as follows:

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Cost of revenues	732	319	220
Sales and marketing	3,060	896	706
Research and development	1,419	404	281
General and administrative	5,806	4,694	3,702
Effect on net income	11,017	6,313	4,909

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for $0.7 million ($0.7 million at January 31, 2021) recognized in the United States. The tax benefit realized in connection with stock options exercised during 2022, 2021 and 2020 was $0.1 million, nominal and $0.1 million, respectively.

Stock Options

As of January 31, 2022, we had 1,319,279 stock options granted and outstanding under our shareholder-approved stock option plan and 3,041,719 remained available for grant.

As of January 31, 2022, $6.1 million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of 2.6 years. The total fair value of stock options vested during 2022 was $3.4 million.

The total number of options granted during the years ended January 31, 2022, 2021 and 2020 was 271,025, 381,859 and 367,173, respectively. The weighted average grant-date fair value of options granted during the years ended January 31, 2022, 2021 and 2020 was $16.77, $10.19 and $8.99 per option, respectively.

The weighted-average assumptions were as follows:

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Expected dividend yield (%)	—	—	—
Expected volatility (%)	27.8	26.4	23.5
Risk-free rate (%)	0.7	0.7	1.4
Expected option life (years)	5	5	5

A summary of option activity under all of our plans is presented as follows:

			Weighted-	Aggregate
	Number of	Weighted-	Average	Intrinsic
	Stock	Average	Remaining	Value
	Options	Exercise	Contractual	(in
	Outstanding	Price	Life (years)	millions)
Balance at January 31, 2020	1,127,822	$26.82	4.6	$20.2
Granted	381,859	$41.51
Exercised	(338,342)	$18.43
Forfeited	(23,619)	$33.88
Balance at January 31, 2021	1,147,720	$33.77	4.9	$28.1
Granted	271,025	$65.03
Exercised	(90,166)	$29.38
Forfeited	(9,300)	$53.94
Balance at January 31, 2022	1,319,279	$42.35	4.4	$41.5

Vested or expected to vest at January 31, 2022	1,319,279	$42.35	4.4	$41.5

Exercisable at January 31, 2022	856,426	$36.91	3.9	$31.6

The total intrinsic value of options exercised during the years ended January 31, 2022, 2021 and 2020 was approximately $3.7 million, $10.8 million and $2.0 million, respectively.

Options outstanding and options exercisable as at January 31, 2022 by range of exercise price are as follows:

	Options Outstanding			Options Exercisable
			Weighted
	Weighted		Average	Weighted
	Average	Number of	Remaining	Average	Number of
	Exercise	Stock	Contractual	Exercise	Stock
Range of Exercise Prices	Price	Options	Life (years)	Price	Options
$19.78 – $23.86	$22.55	176,500	1.9	$22.55	176,500
$27.39 – $29.08	$29.08	191,754	3.2	$29.08	176,417
$40.22 – $52.38	$40.69	618,325	4.7	$40.60	414,713
$56.63 – $78.55	$63.59	332,700	6.1	$63.79	88,796
	$42.35	1,319,279	4.4	$36.91	856,426

A summary of the status of our unvested stock options under our shareholder-approved stock option plan as of January 31, 2022 is presented as follows:

		Weighted-
		Average
	Number of	Grant-Date
	Stock Options	Fair Value per
	Outstanding	Share
Balance at January 31, 2020	409,653	$8.03
Granted	381,859	$10.19
Vested	(266,238)	$8.19
Forfeited	(23,619)	$4.87
Balance at January 31, 2021	501,655	$9.52
Granted	271,025	$16.77
Vested	(300,527)	$11.42
Forfeited	(9,300)	$13.54
Balance at January 31, 2022	462,853	$13.16

Performance Share Units

A summary of PSU activity is as follows:

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	PSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2020	629,874	$21.19	5.0	$28.2
Granted	85,334	$54.24
Performance units issued	40,665	$29.08
Balance at January 31, 2021	755,873	$25.17	4.7	$44.0
Granted	77,441	$88.11
Performance units issued	44,296	$36.63
Exercised	(100,072)	$9.66
Balance at January 31, 2022	777,538	$35.76	4.8	$57.4

Vested or expected to vest at January 31, 2022	777,538	$35.76	4.8	$57.4

Exercisable at January 31, 2022	561,034	$23.15	3.6	$41.4

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2022) that would have been received by PSU holders if all PSUs had been vested on January 31, 2022.

As of January 31, 2022, $6.7 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.1 years. The total fair value of PSUs vested during 2022 was $3.6 million.

Restricted Share Units

A summary of RSU activity is as follows:

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	RSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2020	374,677	$16.57	5.0	$16.8
Granted	57,518	$43.25
Balance at January 31, 2021	432,195	$19.98	4.7	$25.2
Granted	50,099	$65.33
Exercised	(71,314)	$7.14
Balance at January 31, 2022	410,980	$29.17	5.0	$30.3

Vested or expected to vest at January 31, 2022	410,980	$29.17	5.0	$30.3

Exercisable at January 31, 2022	355,765	$24.62	4.4	$26.3

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2022) that would have been received by RSU holders if all RSUs had been vested on January 31, 2022.

As of January 31, 2022, $3.2 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.6 years. The total fair value of RSUs vested during 2022 was $2.6 million.

Deferred Share Unit Plan

As at January 31, 2022, the total number of DSUs held by participating directors was 252,011 (226,525 at January 31, 2021), representing an aggregate accrued liability of $18.3 million ($13.8 million at January 31, 2021). During 2022, 25,486 DSUs were granted and nil DSUs were redeemed and settled in cash. As at January 31, 2022, the unrecognized aggregate liability for the unvested DSUs was nil (nil at January 31, 2021). The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately $4.5 million, $4.6 million and $5.0 million for the years ended January 31, 2022, 2021 and 2020, respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2020	42,727	1.6
Granted	26,629
Vested and settled in cash	(30,480)
Forfeited	(248)
Balance at January 31, 2021	38,628	1.5
Granted	12,776
Vested and settled in cash	(26,755)
Forfeited	(221)
Balance at January 31, 2022	24,428	1.4

Non-vested at January 31, 2022	24,428	1.4

We recognize the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of $0.8 million at January 31, 2022 ($0.9 million at January 31, 2021). As at January 31, 2022, the unrecognized aggregate liability for the unvested CRSUs was $1.0 million ($1.5 million at January 31, 2021). The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately $1.3 million, $1.1 million and $0.9 million for the years ended January 31, 2022, 2021 and 2020, respectively.